Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000057076 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	150.10%
Percent of Total Long Exposure	77.10%
Percent of Total Short Exposure	73.00%
Percent of Net Long Exposure	4.20%
C000057076 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	8.50%
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	4.00%
Percent of Net Long Exposure	0.50%
C000057076 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000057076 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	14.90%
Percent of Total Long Exposure	11.50%
Percent of Total Short Exposure	3.40%
Percent of Net Long Exposure	8.20%
C000057076 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	11.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	11.00%
Percent of Net Long Exposure	(11.00%)
C000057076 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	4.90%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	4.40%
Percent of Net Long Exposure	(4.00%)
C000057076 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	44.30%
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	19.70%
Percent of Net Long Exposure	4.90%
C000057076 | Asset Report 4 ColumnDeveloped markets FI volatility
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000057076 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	2.50%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	1.90%
Percent of Net Long Exposure	(1.30%)
C000057076 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	13.00%
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.00%
C000057076 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000057076 | Asset Report 4 ColumnInterest rate
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.50%
Percent of Net Long Exposure	(0.30%)
C000057076 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	7.40%
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	5.10%
Percent of Net Long Exposure	(2.80%)
C000057076 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.60%
Percent of Net Long Exposure	0.00%
C000057076 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	1.70%
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.70%
C000057076 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	6.80%
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.40%
Percent of Net Long Exposure	6.10%
C000057076 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.30%
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000057076 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	62.10%
Percent of Total Long Exposure	46.00%
Percent of Total Short Exposure	16.20%
Percent of Net Long Exposure	29.80%
C000057077 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	150.10%
Percent of Total Long Exposure	77.10%
Percent of Total Short Exposure	73.00%
Percent of Net Long Exposure	4.20%
C000057077 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	8.50%
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	4.00%
Percent of Net Long Exposure	0.50%
C000057077 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000057077 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	14.90%
Percent of Total Long Exposure	11.50%
Percent of Total Short Exposure	3.40%
Percent of Net Long Exposure	8.20%
C000057077 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	11.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	11.00%
Percent of Net Long Exposure	(11.00%)
C000057077 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	4.90%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	4.40%
Percent of Net Long Exposure	(4.00%)
C000057077 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	44.30%
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	19.70%
Percent of Net Long Exposure	4.90%
C000057077 | Asset Report 4 ColumnDeveloped markets FI volatility
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000057077 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	2.50%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	1.90%
Percent of Net Long Exposure	(1.30%)
C000057077 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	13.00%
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.00%
C000057077 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000057077 | Asset Report 4 ColumnInterest rate
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.50%
Percent of Net Long Exposure	(0.30%)
C000057077 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	7.40%
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	5.10%
Percent of Net Long Exposure	(2.80%)
C000057077 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.60%
Percent of Net Long Exposure	0.00%
C000057077 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	1.70%
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.70%
C000057077 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	6.80%
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.40%
Percent of Net Long Exposure	6.10%
C000057077 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.30%
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000057077 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	62.10%
Percent of Total Long Exposure	46.00%
Percent of Total Short Exposure	16.20%
Percent of Net Long Exposure	29.80%
C000201773 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	150.10%
Percent of Total Long Exposure	77.10%
Percent of Total Short Exposure	73.00%
Percent of Net Long Exposure	4.20%
C000201773 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	8.50%
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	4.00%
Percent of Net Long Exposure	0.50%
C000201773 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000201773 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	14.90%
Percent of Total Long Exposure	11.50%
Percent of Total Short Exposure	3.40%
Percent of Net Long Exposure	8.20%
C000201773 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	11.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	11.00%
Percent of Net Long Exposure	(11.00%)
C000201773 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	4.90%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	4.40%
Percent of Net Long Exposure	(4.00%)
C000201773 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	44.30%
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	19.70%
Percent of Net Long Exposure	4.90%
C000201773 | Asset Report 4 ColumnDeveloped markets FI volatility
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000201773 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	2.50%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	1.90%
Percent of Net Long Exposure	(1.30%)
C000201773 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	13.00%
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.00%
C000201773 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000201773 | Asset Report 4 ColumnInterest rate
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.50%
Percent of Net Long Exposure	(0.30%)
C000201773 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	7.40%
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	5.10%
Percent of Net Long Exposure	(2.80%)
C000201773 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.60%
Percent of Net Long Exposure	0.00%
C000201773 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	1.70%
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.70%
C000201773 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	6.80%
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.40%
Percent of Net Long Exposure	6.10%
C000201773 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.30%
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000201773 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	62.10%
Percent of Total Long Exposure	46.00%
Percent of Total Short Exposure	16.20%
Percent of Net Long Exposure	29.80%
C000066743 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	150.10%
Percent of Total Long Exposure	77.10%
Percent of Total Short Exposure	73.00%
Percent of Net Long Exposure	4.20%
C000066743 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	8.50%
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	4.00%
Percent of Net Long Exposure	0.50%
C000066743 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000066743 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	14.90%
Percent of Total Long Exposure	11.50%
Percent of Total Short Exposure	3.40%
Percent of Net Long Exposure	8.20%
C000066743 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	11.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	11.00%
Percent of Net Long Exposure	(11.00%)
C000066743 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	4.90%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	4.40%
Percent of Net Long Exposure	(4.00%)
C000066743 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	44.30%
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	19.70%
Percent of Net Long Exposure	4.90%
C000066743 | Asset Report 4 ColumnDeveloped markets FI volatility
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000066743 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	2.50%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	1.90%
Percent of Net Long Exposure	(1.30%)
C000066743 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	13.00%
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.00%
C000066743 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000066743 | Asset Report 4 ColumnInterest rate
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.50%
Percent of Net Long Exposure	(0.30%)
C000066743 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	7.40%
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	5.10%
Percent of Net Long Exposure	(2.80%)
C000066743 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.60%
Percent of Net Long Exposure	0.00%
C000066743 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	1.70%
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.70%
C000066743 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	6.80%
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.40%
Percent of Net Long Exposure	6.10%
C000066743 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.30%
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000066743 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	62.10%
Percent of Total Long Exposure	46.00%
Percent of Total Short Exposure	16.20%
Percent of Net Long Exposure	29.80%
C000161524 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	150.10%
Percent of Total Long Exposure	77.10%
Percent of Total Short Exposure	73.00%
Percent of Net Long Exposure	4.20%
C000161524 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	8.50%
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	4.00%
Percent of Net Long Exposure	0.50%
C000161524 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000161524 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	14.90%
Percent of Total Long Exposure	11.50%
Percent of Total Short Exposure	3.40%
Percent of Net Long Exposure	8.20%
C000161524 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	11.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	11.00%
Percent of Net Long Exposure	(11.00%)
C000161524 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	4.90%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	4.40%
Percent of Net Long Exposure	(4.00%)
C000161524 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	44.30%
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	19.70%
Percent of Net Long Exposure	4.90%
C000161524 | Asset Report 4 ColumnDeveloped markets FI volatility
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000161524 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	2.50%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	1.90%
Percent of Net Long Exposure	(1.30%)
C000161524 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	13.00%
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.00%
C000161524 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000161524 | Asset Report 4 ColumnInterest rate
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.50%
Percent of Net Long Exposure	(0.30%)
C000161524 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	7.40%
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	5.10%
Percent of Net Long Exposure	(2.80%)
C000161524 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.60%
Percent of Net Long Exposure	0.00%
C000161524 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	1.70%
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.70%
C000161524 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	6.80%
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.40%
Percent of Net Long Exposure	6.10%
C000161524 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.30%
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000161524 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	62.10%
Percent of Total Long Exposure	46.00%
Percent of Total Short Exposure	16.20%
Percent of Net Long Exposure	29.80%
C000057078 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	150.10%
Percent of Total Long Exposure	77.10%
Percent of Total Short Exposure	73.00%
Percent of Net Long Exposure	4.20%
C000057078 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	8.50%
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	4.00%
Percent of Net Long Exposure	0.50%
C000057078 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000057078 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	14.90%
Percent of Total Long Exposure	11.50%
Percent of Total Short Exposure	3.40%
Percent of Net Long Exposure	8.20%
C000057078 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	11.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	11.00%
Percent of Net Long Exposure	(11.00%)
C000057078 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	4.90%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	4.40%
Percent of Net Long Exposure	(4.00%)
C000057078 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	44.30%
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	19.70%
Percent of Net Long Exposure	4.90%
C000057078 | Asset Report 4 ColumnDeveloped markets FI volatility
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000057078 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	2.50%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	1.90%
Percent of Net Long Exposure	(1.30%)
C000057078 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	13.00%
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.00%
C000057078 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000057078 | Asset Report 4 ColumnInterest rate
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.50%
Percent of Net Long Exposure	(0.30%)
C000057078 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	7.40%
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	5.10%
Percent of Net Long Exposure	(2.80%)
C000057078 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.60%
Percent of Net Long Exposure	0.00%
C000057078 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	1.70%
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.70%
C000057078 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	6.80%
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.40%
Percent of Net Long Exposure	6.10%
C000057078 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.30%
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000057078 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	62.10%
Percent of Total Long Exposure	46.00%
Percent of Total Short Exposure	16.20%
Percent of Net Long Exposure	29.80%
C000066744 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	150.10%
Percent of Total Long Exposure	77.10%
Percent of Total Short Exposure	73.00%
Percent of Net Long Exposure	4.20%
C000066744 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	8.50%
Percent of Total Long Exposure	4.50%
Percent of Total Short Exposure	4.00%
Percent of Net Long Exposure	0.50%
C000066744 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.70%
C000066744 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	14.90%
Percent of Total Long Exposure	11.50%
Percent of Total Short Exposure	3.40%
Percent of Net Long Exposure	8.20%
C000066744 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	11.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	11.00%
Percent of Net Long Exposure	(11.00%)
C000066744 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	4.90%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	4.40%
Percent of Net Long Exposure	(4.00%)
C000066744 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	44.30%
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	19.70%
Percent of Net Long Exposure	4.90%
C000066744 | Asset Report 4 ColumnDeveloped markets FI volatility
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000066744 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	2.50%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	1.90%
Percent of Net Long Exposure	(1.30%)
C000066744 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	13.00%
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.00%
C000066744 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000066744 | Asset Report 4 ColumnInterest rate
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.50%
Percent of Net Long Exposure	(0.30%)
C000066744 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	7.40%
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	5.10%
Percent of Net Long Exposure	(2.80%)
C000066744 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.60%
Percent of Net Long Exposure	0.00%
C000066744 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	1.70%
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.70%
C000066744 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	6.80%
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.40%
Percent of Net Long Exposure	6.10%
C000066744 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.30%
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.30%
C000066744 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	62.10%
Percent of Total Long Exposure	46.00%
Percent of Total Short Exposure	16.20%
Percent of Net Long Exposure	29.80%
C000043358 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	39.20%
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	(3.80%)
Percent of Net Long Exposure	31.60%
C000043358 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	27.40%
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	26.70%
C000043358 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	21.60%
Percent of Total Long Exposure	21.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.60%
C000043358 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	15.60%
Percent of Total Long Exposure	15.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.60%
C000043358 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	5.40%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	(0.40%)
Percent of Net Long Exposure	4.70%
C000043358 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.30%
Percent of Total Long Exposure	100.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.30%
C000043359 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	39.20%
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	(3.80%)
Percent of Net Long Exposure	31.60%
C000043359 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	27.40%
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	26.70%
C000043359 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	21.60%
Percent of Total Long Exposure	21.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.60%
C000043359 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	15.60%
Percent of Total Long Exposure	15.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.60%
C000043359 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	5.40%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	(0.40%)
Percent of Net Long Exposure	4.70%
C000043359 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.30%
Percent of Total Long Exposure	100.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.30%
C000201770 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	39.20%
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	(3.80%)
Percent of Net Long Exposure	31.60%
C000201770 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	27.40%
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	26.70%
C000201770 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	21.60%
Percent of Total Long Exposure	21.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.60%
C000201770 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	15.60%
Percent of Total Long Exposure	15.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.60%
C000201770 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	5.40%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	(0.40%)
Percent of Net Long Exposure	4.70%
C000201770 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.30%
Percent of Total Long Exposure	100.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.30%
C000058992 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	39.20%
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	(3.80%)
Percent of Net Long Exposure	31.60%
C000058992 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	27.40%
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	26.70%
C000058992 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	21.60%
Percent of Total Long Exposure	21.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.60%
C000058992 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	15.60%
Percent of Total Long Exposure	15.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.60%
C000058992 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	5.40%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	(0.40%)
Percent of Net Long Exposure	4.70%
C000058992 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.30%
Percent of Total Long Exposure	100.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.30%
C000161523 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	39.20%
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	(3.80%)
Percent of Net Long Exposure	31.60%
C000161523 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	27.40%
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	26.70%
C000161523 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	21.60%
Percent of Total Long Exposure	21.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.60%
C000161523 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	15.60%
Percent of Total Long Exposure	15.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.60%
C000161523 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	5.40%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	(0.40%)
Percent of Net Long Exposure	4.70%
C000161523 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.30%
Percent of Total Long Exposure	100.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.30%
C000043360 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	39.20%
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	(3.80%)
Percent of Net Long Exposure	31.60%
C000043360 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	27.40%
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	26.70%
C000043360 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	21.60%
Percent of Total Long Exposure	21.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.60%
C000043360 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	15.60%
Percent of Total Long Exposure	15.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.60%
C000043360 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	5.40%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	(0.40%)
Percent of Net Long Exposure	4.70%
C000043360 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.30%
Percent of Total Long Exposure	100.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.30%
C000058993 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	39.20%
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	(3.80%)
Percent of Net Long Exposure	31.60%
C000058993 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	27.40%
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	26.70%
C000058993 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	21.60%
Percent of Total Long Exposure	21.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.60%
C000058993 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	15.60%
Percent of Total Long Exposure	15.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	15.60%
C000058993 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	5.40%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	(0.40%)
Percent of Net Long Exposure	4.70%
C000058993 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.30%
Percent of Total Long Exposure	100.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.30%
C000025591 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000025591 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000025593 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000025593 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000201786 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000201786 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000058975 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000058975 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000161534 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000161534 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000025589 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000025589 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000058976 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000058976 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000025590 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000025590 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000050447 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000050447 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000050447 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000050447 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000050447 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000050447 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000050447 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000050447 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000050447 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050447 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000050448 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000050448 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000050448 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000050448 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000050448 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000050448 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000050448 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000050448 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000050448 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050448 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000201772 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000201772 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000201772 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000201772 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000201772 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000201772 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000201772 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000201772 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000201772 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000201772 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200309 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200309 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000200309 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000200309 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000200309 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000200309 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200309 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000200309 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000200309 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200309 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000050446 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000050446 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000050446 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000050446 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000050446 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000050446 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000050446 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000050446 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000050446 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050446 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000091966 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000091966 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000091966 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000091966 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000091966 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000091966 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000091966 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000091966 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000091966 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000091966 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025508 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025508 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000025508 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025508 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000025508 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025508 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000025508 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025508 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000025508 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025508 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025509 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025509 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000025509 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025509 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000025509 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025509 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000025509 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025509 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000025509 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025509 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000201766 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000201766 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000201766 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000201766 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000201766 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000201766 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000201766 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000201766 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000201766 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000201766 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200306 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200306 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000200306 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200306 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000200306 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000200306 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000200306 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200306 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000200306 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200306 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025507 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025507 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000025507 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025507 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000025507 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025507 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000025507 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025507 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000025507 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025507 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000091963 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000091963 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000091963 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000091963 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000091963 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000091963 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000091963 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000091963 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000091963 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091963 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025449 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000025449 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000025449 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000025449 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025451 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000025451 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000025451 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000025451 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201783 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000201783 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000201783 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000201783 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058959 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000058959 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000058959 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000058959 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161531 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000161531 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000161531 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000161531 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025447 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000025447 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000025447 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000025447 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058960 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000058960 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000058960 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000058960 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025448 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000025448 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000025448 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000025448 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025513 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000025513 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000025513 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000025513 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025515 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000025515 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000025515 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000025515 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201784 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000201784 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000201784 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000201784 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058961 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000058961 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000058961 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000058961 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161532 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000161532 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000161532 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000161532 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025511 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000025511 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000025511 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000025511 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058962 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000058962 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000058962 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000058962 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025512 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000025512 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000025512 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000025512 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025579 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000025579 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000025579 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025579 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025581 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000025581 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000025581 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025581 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201785 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000201785 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000201785 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000201785 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058973 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000058973 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000058973 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000058973 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161533 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000161533 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000161533 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000161533 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025577 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000025577 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000025577 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025577 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058974 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000058974 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000058974 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000058974 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025578 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000025578 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000025578 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025578 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.50%